OPERATING SEGMENTS - Operating Segment Information, Geographic and Significant Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 747,495	$ 403,340
Non-current assets	1,186,182	1,008,808
Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	747,495	403,340
Australia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	555,241	551,387
Australia | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	354,498	30,607
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	630,941	457,421
Canada | Metal sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	392,997	372,733
Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 617,607	$ 265,559
Concentration risk	83.00%	66.00%
Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 326,447	$ 95,815
Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	148,280	92,447
Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	142,880	77,297
Macassa Mine | Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	0	58,978
Macassa Mine | Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	92,387	68,203
Macassa Mine | Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	91,778	0
Holt Complex | Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	0	36,837
Holt Complex | Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	55,893	24,244
Holt Complex | Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	51,102	77,297
Fosterville | Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	326,447	0
Fosterville | Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	0	0
Fosterville | Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	0	0
Northern Territory | Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	0	0
Northern Territory | Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	0	0
Northern Territory | Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 0	$ 0